Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000
Previously Paid Amount	0
Total Fee Amount	103.58
Net Fee	$ 103.58
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A